SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

13.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES:

Selling, general and administrative expenses are comprised of the following items:

	For the Years End December 31,
	2021	2020
Salaries and benefits	$5,366	$908
Rent and property tax expense	24	62
Insurance	486	—
Utilities	4	1
Sales and marketing	749	96
Legal and professional fees	1,132	625
Other selling, general, and administrative expenses	308	15
Total	$8,069	$1,707